Share-Based Compensation - Summary of Restricted Share Units (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Aggregate Intrinsic Value, Granted
Restricted Share Units | Employees and Directors
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Share Units, Outstanding, December 31, 2018	12,550
Number of Share Units, Granted	33,643
Number of Share Units, Exercised	12,550
Number of Share Units, Outstanding, December 31, 2019	33,643	12,550
Number of Share Units, Vested and expected to vest at December 31, 2019	33,643
Weighted-Average grant-date Fair Value per Option, Outstanding, December 31, 2018	¥ 54.69
Weighted-Average grant-date Fair Value per Option, Granted	45.09
Weighted-Average grant-date Fair Value per Option, Exercised	54.97
Weighted-Average grant-date Fair Value per Option, Outstanding, December 31, 2019	44.98	¥ 54.69
Weighted-Average grant-date Fair Value per Option, Vested and expected to vest at December 31, 2019	¥ 44.98
Weighted Average Remaining Contractual Term (Years), Outstanding, December 31, 2019	9 years 8 months 12 days
Weighted Average Remaining Contractual Term (Years), Vested and expected to vest at December 31, 2019	9 years 8 months 12 days	9 years 8 months 4 days
Aggregate Intrinsic Value, Outstanding, December 31, 2018	¥ 907
Aggregate Intrinsic Value, Outstanding, December 31, 2019	1,039	¥ 907
Aggregate Intrinsic Value, Vested and expected to vest at December 31, 2019	¥ 1,039